Dec. 03, 2024
YieldMaxTM Bitcoin Option Income Strategy ETF | YieldMaxTM Bitcoin Option Income Strategy ETF
YBIT
YieldMaxTM Bitcoin Option Income Strategy ETF
The section entitled, “Principal Investment Strategies – Synthetic Covered Call Strategy, Synthetic Long Exposure,” is supplemented with the additional paragraph:

In addition to employing its synthetic options strategies described above, the Fund may achieve similar indirect exposure to each Underlying ETP by purchasing deep in-the-money (ITM) call options. Deep ITM call options have strike prices significantly below the current share price of the corresponding Underlying ETP, allowing the Fund to replicate the price movements of the Underlying ETP with minimal intrinsic value risk. The deep ITM call option approach may serve as an alternative to the synthetic long strategy or may be used in conjunction with it, depending on market conditions and the Sub-Adviser’s discretion.

The table under the section entitled, “Fund Portfolio,” is amended and restated in its entirety to read as follows:

YieldMax Bitcoin Income Strategy ETF – Principal Holdings
Portfolio Holdings	Investment Terms	Expected Target Maturity
Long Exposure (synthetic long strategy) - Purchase Calls & Sell Puts Approach
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of an Underlying ETP at the time of purchase) to provide exposure to positive price returns of the Underlying ETP.

If the share price of an Underlying ETP increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of their corresponding Underlying ETP at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the corresponding Underlying ETP.

1-month to 6-month expiration dates
Long Exposure (synthetic long strategy) - Deep ITM Call Approach
Purchased deep ITM call option contracts	The strike price is set significantly below the then-current share price of the Underlying ETP at the time of purchase.	1-month or less expiration dates
Covered Call Writing
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of a particular Underlying ETP at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the share price of a particular Underlying ETP.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of an Underlying ETP at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by an Underlying ETP, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by an Underlying ETP above the option’s strike price.

1-month or less expiration dates
U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities